REAL ESTATE	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Real Estate Disclosure [Text Block]
NOTE 3. REAL ESTATE

As of December 31, 2016, the Company’s real estate portfolio consisted of nine properties in six states consisting of retail and office properties. The following table provides summary information regarding the Company’s real estate as of December 31, 2016:

					Tenant
					origination	Accumulated	Total real
				Land,	and	depreciation	estate
		Acquisition	Property	building and	absorption	and	investments,
Property	Location	date	type	improvements	costs	amortization	net
Accredo	Orlando, FL	6/15/2016	Office	$9,656,862	$1,053,638	$(264,787)	$10,445,713
Walgreens	Stockbridge, GA	6/21/2016	Retail	4,147,948	705,423	(177,644)	4,675,727
1905 Hallowell	Litchfield, ME	11/04/2016	Retail	1,281,812	116,302	(5,030)	1,393,084
409 US Route	Wilton, ME	11/04/2016	Retail	1,543,776	140,653	(6,438)	1,677,991
23 Wert Drive	Thompsontown, PA	11/04/2016	Retail	1,199,860	106,730	(4,833)	1,301,757
6696 State Route	Mt. Gilead, OH	11/04/2016	Retail	1,174,188	111,847	(4,634)	1,281,401
7970 E Harbor Rd	Lakeside, OH	11/04/2016	Retail	1,112,872	100,857	(4,756)	1,208,973
5405 Tiffin Ave	Castalia, OH	11/04/2016	Retail	1,102,086	86,408	(4,621)	1,183,873
5900 Hwy	Cedar Park, TX	12/27/2016	Office	8,392,906	1,210,873	(20,442)	9,583,337
				$29,612,310	$3,632,731	$(493,185)	$32,751,856

Current Period Acquisitions

During the year ended December 31, 2016, the Company acquired the following properties:

							Tenant
						Below-	origination
				Buildings	Above-	market	and
		Acquisition		and	market	lease	absorption
Property	Location	date	Land	improvements	lease intangibles	intangibles	costs	Total
Accredo	Orlando, FL	6/15/2016	$1,706,641	$7,950,221	$-	$-	$1,053,638	$10,710,500
Walgreens	Stockbridge, GA	6/21/2016	1,033,105	3,114,843	166,629	-	705,423	5,020,000
1905 Hallowell	Litchfield, ME	11/04/2016	293,912	987,900	-	-	116,302	1,398,114
409 US Route	Wilton, ME	11/04/2016	212,035	1,331,741	-	-	140,653	1,684,429
23 Wert Drive	Thompsontown, PA	11/04/2016	217,912	981,948	-	-	106,730	1,306,590
6696 State Route	Mt. Gilead, OH	11/04/2016	283,578	890,610	-	-	111,847	1,286,035
7970 E Harbor Rd	Lakeside, OH	11/04/2016	176,515	936,357	-	-	100,857	1,213,729
5405 Tiffin Ave	Castalia, OH	11/04/2016	154,677	947,409	-	-	86,408	1,188,494
5900 Hwy	Cedar Park, TX	12/27/2016	1,290,863	7,102,043		(151,609)	1,210,873	9,452,169
			$5,369,238	$24,243,072	$166,629	$(151,610)	3,632,731	$33,260,060

The intangible assets and liabilities acquired in connection with these acquisitions have a weighted average amortization period as of the date of the acquisition of approximately seven years and seven years, respectively. The purchase price accounting reflected in the accompanying financial statements is preliminary and is based upon estimates and assumptions that are subject to change within the measurement period (up to one year from the acquisition date pursuant to ASC 805) that may impact the fair value of the assets and liabilities above (including real estate investments, other assets and accrued liabilities).

During the year ended December 31, 2016, the Company recorded the Accredo and Walgreens acquisitions as business combinations and expensed acquisition costs of $547,148. During the year ended December 31, 2016, the Company recognized $748,481 of revenues and $152,915 of operating expenses, respectively, pertaining to the Accredo and Walgreens acquisitions.

During the year ended December 31, 2016, the Company recorded all other properties acquired subsequent to October 1, 2016 as asset acquisitions and capitalized acquisition costs of $675,961.

Operating Leases

The Company’s real estate properties are leased to tenants under triple-net leases for which terms and expirations vary. The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies or lease guarantors) that are rated by national recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring new reports and press releases regarding the tenants (or their parent companies or lease guarantors), and their underlying business and industry; and (4) monitoring the timeliness of rent collections.

As of December 31, 2016, the Company had an asset concentration related to Accredo Health Group, Inc. (“AHG”), the tenant at the Accredo property, and Dana Incorporated (“Dana Inc.”), the tenant at the 5900 Hwy property. As of December 31, 2016, Accredo and 5900 Hwy properties represented 25% and 23% of total assets, respectively.

The lease agreement with AHG is guaranteed by Express Scripts Holding Company (“Express Scripts”). Express Scripts’ financial statements can be found at can be found at http://www.express-scripts.com (NASDAQ: ESRX).

Dana Inc.’s financial statements can be found at http://www.dana.com (NASDAQ: DAN).

Revenue Concentration

As of December 31, 2016, our portfolio’s highest tenant concentration (greater than 10% of annualized base rent) was as follows:

Property and Location	Effective Annual Base Rent	Percentage of Annualized Base Rent
Accredo, Orlando, FL	$872,550	$36.0%
Walgreens Stockbridge, GA	360,000	14.8%
5900 Hwy Cedar Park, TX	656,076	27.0%

As of December 31, 2016, no other tenants accounted for more than 10% of annualized base rent.

As of December 31, 2016, the future minimum contractual rental income from the Company’s real estate investments under its non-cancelable operating leases was as follows:

Total
2017	$2,450,550
2018	2,487,342
2019	2,524,914
2020	2,563,267
2021	1,751,890
Thereafter	6,427,765
$18,205,728

Intangibles

As of December 31, 2016, the Company’s intangibles were as follows:

	Tenant origination	Above-market lease	Below-market lease
	and absorption costs	intangibles	intangibles
Cost	$3,632,731	$166,629	151,610
Accumulated amortization	(210,404)	(18,052)	(843)
Net amount	$3,422,327	$148,577	150,767

Increases (decreases) in net income (loss) as a result of amortization of the Company’s tenant origination and absorption costs, above-market lease intangibles and below-market lease intangibles for the year ended December 31, 2016 were as follows:

	Tenant origination
	and absorption	Above-market lease	Below-market lease
	costs	intangibles	intangibles
Amortization	$(210,404)	$(18,052)	$843

The remaining unamortized balance of these outstanding intangible assets and liabilities as of December 31, 2016 is estimated to be amortized for the years ending December 31 as follows:

		Tenant origination
	Above-market	and absorption	Below-market
	lease intangibles	costs	lease intangibles
2017	$33,326	$574,643	$20,215
2018	33,326	574,643	20,215
2019	33,326	574,643	20,215
2020	33,326	574,643	20,215
2021	15,273	311,737	20,215
Thereafter	-	812,020	49,694
	$148,577	$3,422,329	$150,769
Weighted-Average Remaining Amortization Period	5 years	7 years	7 years